Summary of Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2017
Allowance for accounts receivable
Impairment of inventory
Advances to suppliers
Lease liabilities		818,027
Impairment of long-lived assets
Advances from customers		5,330,491	1,454,261
Uncertain tax positions
Income tax value added tax description			The Company's taxable income was subject to a 50% reduction before it applies to a reduced tax rate of 20% since the company is qualified as a small-scale and low-profit enterprise. Therefore, the PRC income tax is 10% of taxable income due to tax exemption.	The Company's taxable income was subject to a 50% reduction before it applies to a reduced tax rate of 20% since the company is qualified as a small-scale and low-profit enterprise. Therefore, the PRC income tax is 10% of taxable income due to tax exemption.
Bank account		76,628
Cash balance held in PRC bank and other third party		$ 7,027,964	$ 546,294
Maximum [Member]
Concentration risk, percentage		188.00%
One Major Supplier [Member]
Concentration risk, percentage		9.70%	16.20%	15.00%
One Major Supplier [Member] | Accounts Payable [Member]
Concentration risk, percentage		20.40%
One Major Supplier [Member] | Advance Suppliers [Member]
Concentration risk, percentage		20.70%	74.60%
RMB [Member]
Bank account		$ 500,000
Value Added Taxes [Member]
Income tax value added tax description	The Company's product sales revenues were subject to VAT at a reduced rate of 3% and subject to surcharges at a reduced surcharge rate of 6% of the VAT payable since the company is qualified as a small-scale enterprise. Starting from May 1, 2019, the Company is no longer qualified as a small-scale enterprise. The Company's grains, oil, and spices products are subject to 9% VAT and the other products are subject to 13% VAT. All the Company's products are subject to tax surcharges at 12% of the VAT payable.
ASU 2016-02 [Member]
Lease liabilities					$ 1,200,000